Related parties - Summary of board of directors remuneration (Details) - RUB (₽) ₽ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Related parties
Cash compensation	₽ 7,504	₽ 3,856	₽ 14,419	₽ 3,856
Equity awards	6,217	3,145	12,298	3,145
Pension contributions	947	991	1,829	991
Other social contributions	82	101	162	101
Total remuneration	₽ 14,750	₽ 8,093	₽ 28,708	₽ 8,093